STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net Income (loss)	$ (2,298,654)	$ 1,408,713	$ 1,479,362	$ (3,749,667)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Change in fair value of derivatives	(84,564)	(2,638,153)	(2,638,153)	3,116,734
Loss on sale of property and equipment	3,600
Loss on issuance of derivatives	100,371	149,010	149,010
Gain on extinguishment of debt	(49,248)	(627,591)	(627,591)
Change in fair value of contingent liability	(5,700)	3,031	2,731	(542)
Stock compensation	625,133	32,158	122,197	53,205
Options issued for services	6,725		18,318
Warrants issued for services	671,805
Amortization of debt discount	105,749	1,352,759	1,060,198	283,157
Depreciation and amortization expense	70,002	30,901
Depreciation expense	38,398	30,901	43,929	14,294
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(143,742)	(50,677)	(66,796)	(28,675)
Railroad Commission of Texas bond				(50,000)
Accounts payable	(27,621)	221,338	144,312	3,050
Accrued interest	(15,939)	(35,877)	41,114	35,877
Net cash from operating activities	(1,042,083)	(154,388)	(271,369)	(322,567)
Cash flows from investing activities:
Proceeds from sale of property and equipment	13,600
Purchase of property and equipment	(957,400)	(1,210,148)	(1,394,561)	(469,669)
Acquisition of licenses from KAM Biotechnology, Ltd.
Net cash from investing activities	(943,800)	(1,210,148)	(1,394,561)	(469,669)
Cash flows from financing activities:
Repayment of notes payable – related parties				(40,000)
Repayment of notes payable	(337,876)	(31,500)	(31,500)	(81,000)
Proceeds from convertible notes payable	3,232,500	1,075,000	1,461,000	1,175,000
Proceeds from notes payable	153,989		100,000
Repayment of notes payable	(830,891)
Proceeds from notes payable – related party			15,000
Proceeds from the sale of common stock		100,000	100,000	56,000
Net cash from financing activities	2,217,722	1,143,500	1,644,500	1,110,000
Net change in cash and cash equivalents	231,839	(221,036)	(21,430)	317,764
Cash and cash equivalents at beginning of year	297,349	318,779	318,779	1,015
Cash and cash equivalents at end of period	539,188	97,743	297,349	318,779
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Property and equipment acquired by note payable				389,046
Stock issued for conversion of advance on joint venture		233,983	233,983
Property and equipment bought by shareholder				233,983
Stock issued for conversion of convertible notes payable and accrued interest	$ 1,166,939	$ 2,772,702	$ 2,319,501